Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 16.2%
Absa Group Ltd.	1,314,510	$12,677,786
Capitec Bank Holdings Ltd.	90,185	17,281,493
Nedbank Group Ltd.	725,925	10,314,130
Standard Bank Group Ltd.	1,752,548	22,734,182
		63,007,591
Broadline Retail — 18.4%
Naspers Ltd., Class N	231,644	66,559,944
Woolworths Holdings Ltd./South Africa	1,601,717	5,219,553
		71,779,497
Capital Markets — 1.6%
Reinet Investments SCA	226,925	6,148,585
Chemicals — 1.2%
Sasol Ltd.(a)	1,010,533	4,560,339
Consumer Staples Distribution & Retail — 8.9%
Bid Corp. Ltd.	517,633	13,711,050
Clicks Group Ltd.	379,896	8,200,641
Shoprite Holdings Ltd.	778,484	12,651,323
		34,563,014
Financial Services — 9.1%
FirstRand Ltd.	6,827,410	28,320,786
Remgro Ltd.	814,919	7,227,209
		35,547,995
Industrial Conglomerates — 1.8%
Bidvest Group Ltd. (The)	526,200	7,139,140
Insurance — 8.9%
Discovery Ltd.	854,723	10,365,522
Old Mutual Ltd.	7,508,540	4,872,774
OUTsurance Group Ltd., NVS	1,415,863	5,979,969
Sanlam Ltd.	2,769,761	13,649,727
		34,867,992
Metals & Mining — 22.7%
Anglogold Ashanti PLC, NVS	683,034	29,529,785
Gold Fields Ltd.	1,204,810	27,534,059
Harmony Gold Mining Co. Ltd.	879,045	12,695,199
Impala Platinum Holdings Ltd.(a)	1,419,706	10,205,994
Kumba Iron Ore Ltd.	137,536	2,253,732
Valterra Platinum Ltd.(b)	155,137	6,093,072
		88,311,841
Security	Shares	Value
Pharmaceuticals — 1.1%
Aspen Pharmacare Holdings Ltd.	664,170	$4,474,583
Real Estate Management & Development — 1.8%
NEPI Rockcastle NV	930,963	7,159,342
Specialty Retail — 1.7%
Pepkor Holdings Ltd.(c)	3,995,703	6,493,327
Wireless Telecommunication Services — 6.5%
MTN Group Ltd.	2,531,915	17,623,456
Vodacom Group Ltd.	1,003,827	7,701,155
		25,324,611
Total Long-Term Investments — 99.9% (Cost: $395,528,598)		389,377,857
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	6,148,435	6,150,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	180,000	180,000
Total Short-Term Securities — 1.6% (Cost: $6,330,895)		6,330,895
Total Investments — 101.5% (Cost: $401,859,493)		395,708,752
Liabilities in Excess of Other Assets — (1.5)%		(6,015,482)
Net Assets — 100.0%		$389,693,270

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI South Africa ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,125,509	$3,024,856 (a)	$—	$218	$312	$6,150,895	6,148,435	$6,743 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	50,000 (a)	—	—	—	180,000	180,000	6,699	—
				$218	$312	$6,330,895		$13,442	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	8	06/19/25	$387	$15,989
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$99,576,817	$289,801,040	$—	$389,377,857
Short-Term Securities
Money Market Funds	6,330,895	—	—	6,330,895
	$105,907,712	$289,801,040	$—	$395,708,752

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI South Africa ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$15,989	$—	$15,989

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares